Segment Information (Tables)	12 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Schedule of Revenue from External Customers, Segment Income and Long-Lived Assets, by Geographical Areas	. The table below reflects financial data of our foreign operations for each of the past three fiscal years, some of which were transacted in U.S. dollars (in millions, except percentages):

	Years Ended September 30,
	2018	2017	2016
Foreign net sales to unaffiliated customers	$3,236.7	$2,621.2	$2,426.6
Foreign segment income	$360.7	$260.1	$226.1
Foreign long-lived assets	$1,400.2	$1,558.3	$1,341.5

Foreign operations as a percent of consolidated operations:
Foreign net sales to unaffiliated customers	19.9%	17.6%	17.1%
Foreign segment income	21.4%	21.8%	18.4%
Foreign long-lived assets	15.4%	17.1%	14.4%

Certain Operating Data for Segments

The following table shows selected operating data for our segments (in millions):

	Years Ended September 30,
	2018	2017	2016
Net sales (aggregate):
Corrugated Packaging	$9,103.4	$8,408.3	$7,868.5
Consumer Packaging	7,291.4	6,452.5	6,388.1
Land and Development	142.4	243.8	119.8
Total	$16,537.2	$15,104.6	$14,376.4
Less net sales (intersegment):
Corrugated Packaging	$161.6	$155.8	$136.2
Consumer Packaging	90.5	89.1	68.4
Total	$252.1	$244.9	$204.6
Net sales (unaffiliated customers):
Corrugated Packaging	$8,941.8	$8,252.5	$7,732.3
Consumer Packaging	7,200.9	6,363.4	6,319.7
Land and Development	142.4	243.8	119.8
Total	$16,285.1	$14,859.7	$14,171.8
Segment income:
Corrugated Packaging	$1,207.9	$753.9	$739.9
Consumer Packaging	454.6	425.8	481.7
Land and Development	22.5	13.8	4.6
Segment income	1,685.0	1,193.5	1,226.2
Multiemployer pension withdrawals	(184.2)	—	—
Pension risk transfer expense	—	—	(370.7)
Pension lump sum settlement	—	(32.6)	—
Land and Development impairments	(31.9)	(46.7)	—
Restructuring and other costs	(105.4)	(196.7)	(366.4)
Non-allocated expenses	(47.5)	(43.5)	(49.1)
Interest expense, net	(293.8)	(222.5)	(212.5)
Gain on extinguishment of debt	(0.1)	1.8	2.7
Other income, net	12.7	11.5	14.4
Gain on sale of HH&B	—	192.8	—
Income from continuing operations before income taxes	$1,034.8	$857.6	$244.6

The following table shows selected operating data for our segments (in millions):

	Years Ended September 30,
	2018	2017	2016
Identifiable assets:
Corrugated Packaging	$10,678.5	$10,537.7	$10,046.0
Consumer Packaging	11,902.2	11,877.8	10,122.5
Land and Development	49.1	89.8	460.6
Assets held for sale	59.5	173.6	52.3
Corporate	2,671.2	2,410.1	2,356.8
Total	$25,360.5	$25,089.0	$23,038.2

Goodwill:
Corrugated Packaging	$1,890.9	$1,865.7	$1,722.5
Consumer Packaging	3,686.7	3,662.6	3,055.6
Total	$5,577.6	$5,528.3	$4,778.1

Depreciation and amortization:
Corrugated Packaging	$676.8	$597.9	$576.2
Consumer Packaging	569.3	508.2	498.9
Land and Development	0.7	0.7	1.4
Discontinued operations	—	—	57.2
Corporate	5.4	5.3	8.2
Total	$1,252.2	$1,112.1	$1,141.9

Capital expenditures:
Corrugated Packaging	$647.8	$492.1	$490.1
Consumer Packaging	317.8	265.8	244.9
Discontinued operations	—	—	45.2
Corporate	34.3	20.7	16.5
Total	$999.9	$778.6	$796.7

Investment in unconsolidated entities:
Corrugated Packaging	$435.7	$321.1	$281.2
Consumer Packaging	21.7	24.7	22.2
Land and Development	—	14.4	28.6
Corporate	0.4	0.4	(3.1)
Total	$457.8	$360.6	$328.9

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the fiscal years ended September 30, 2018, 2017 and 2016 are as follows (in millions):

	Corrugated Packaging	Consumer Packaging	Total
Balance as of October 1, 2015
Goodwill	$1,667.5	$3,022.4	$4,689.9
Accumulated impairment losses	—	(42.8)	(42.8)
	1,667.5	2,979.6	4,647.1
Goodwill acquired	52.4	8.0	60.4
Goodwill disposed of	(24.0)	—	(24.0)
Purchase price allocation adjustments	(4.9)	67.6	62.7
Translation adjustments	31.5	0.4	31.9
Balance as of September 30, 2016
Goodwill	1,722.5	3,098.4	4,820.9
Accumulated impairment losses	—	(42.8)	(42.8)
	1,722.5	3,055.6	4,778.1
Goodwill acquired	137.6	907.8	1,045.4
Goodwill disposed of	—	(329.6)	(329.6)
Purchase price allocation adjustments	(1.2)	9.3	8.1
Translation adjustments	6.8	19.5	26.3
Balance as of September 30, 2017
Goodwill	1,865.7	3,705.4	5,571.1
Accumulated impairment losses	—	(42.8)	(42.8)
	1,865.7	3,662.6	5,528.3
Goodwill acquired	65.4	23.8	89.2
Goodwill disposed of	(4.2)	—	(4.2)
Purchase price allocation adjustments	2.3	18.4	20.7
Translation adjustments	(38.3)	(18.1)	(56.4)
Balance as of September 30, 2018
Goodwill	1,890.9	3,729.5	5,620.4
Accumulated impairment losses	—	(42.8)	(42.8)
	$1,890.9	$3,686.7	$5,577.6